Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.60875%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,710,733.44

Principal:
Principal Collections	$19,834,470.51
Prepayments in Full	$8,826,842.48
Liquidation Proceeds	$248,201.36
Recoveries	$6,051.83
Sub Total	$28,915,566.18
Collections	$31,626,299.62

Purchase Amounts:
Purchase Amounts Related to Principal	$88,057.98
Purchase Amounts Related to Interest	$460.00
Sub Total	$88,517.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,714,817.60

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,714,817.60
Servicing Fee	$840,285.99	$840,285.99	$0.00	$0.00	$30,874,531.61
Interest - Class A-1 Notes	$102,773.57	$102,773.57	$0.00	$0.00	$30,771,758.04
Interest - Class A-2a Notes	$678,333.33	$678,333.33	$0.00	$0.00	$30,093,424.71
Interest - Class A-2b Notes	$202,902.78	$202,902.78	$0.00	$0.00	$29,890,521.93
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$29,034,621.93
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$28,744,561.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,744,561.60
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$28,651,663.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,651,663.77
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$28,587,110.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,587,110.44
Regular Principal Payment	$52,789,941.24	$28,587,110.44	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$31,714,817.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,587,110.44
Total					$28,587,110.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$28,587,110.44	$139.45	$102,773.57	$0.50	$28,689,884.01	$139.95
Class A-2a Notes	$0.00	$0.00	$678,333.33	$2.47	$678,333.33	$2.47
Class A-2b Notes	$0.00	$0.00	$202,902.78	$2.03	$202,902.78	$2.03
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$28,587,110.44	$27.16	$2,287,421.17	$2.17	$30,874,531.61	$29.33

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$52,789,941.24	0.2575119	$24,202,830.80	0.1180626
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$900,399,941.24	0.8553975	$871,812,830.80	0.8282392

Pool Information
Weighted Average APR	3.329%	3.313%
Weighted Average Remaining Term	54.92	54.06
Number of Receivables Outstanding	37,503	36,913
Pool Balance	$1,008,343,192.83	$979,080,879.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$912,901,179.51	$886,858,417.53
Pool Factor	0.8681397	0.8429461

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$92,222,462.19
Targeted Overcollateralization Amount	$125,329,827.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,268,048.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$264,740.78
(Recoveries)		5	$6,051.83
Net Loss for Current Collection Period			$258,688.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3079%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0086%
Second Prior Collection Period			0.1895%
Prior Collection Period			0.4487%
Current Collection Period			0.3124%
Four Month Average (Current and Prior Three Collection Periods)			0.2398%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		309	$824,663.71
(Cumulative Recoveries)			$7,217.28
Cumulative Net Loss for All Collection Periods			$817,446.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0704%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,668.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,645.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	202	$5,968,744.10
61-90 Days Delinquent	0.08%	23	$777,197.26
91-120 Days Delinquent	0.00%	1	$22,552.48
Over 120 Days Delinquent	0.00%	2	$37,864.35
Total Delinquent Receivables	0.70%	228	$6,806,358.19

Repossession Inventory:
Repossessed in the Current Collection Period		11	$316,193.16
Total Repossessed Inventory		31	$881,962.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0679%
Prior Collection Period			0.0587%
Current Collection Period			0.0704%
Three Month Average			0.0657%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0856%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer